Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

Preferred Stock

The Company has two series of preferred stock outstanding: the Series A Preferred Stock, with a $25.00 liquidation preference; and the Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). As of September 30, 2024 and December 31, 2023, there were 4,953,545 and 3,061,245 shares of Series A Preferred Stock issued and outstanding, respectively, and as of September 30, 2024 and December 31, 2023 there was 62,500 shares of Series B Preferred Stock issued and outstanding, respectively.

Series B Preferred Stock

On July 19, 2022, the Company entered into a Securities Purchase Agreement (the “Series B SPA”) with an accredited investor (the “Series B Investor”) pursuant to which the Company sold to the Series B Investor 62,500 shares of Series B Preferred Stock, for a purchase price of $5,000,000. The shares of Series B Preferred Stock are initially convertible, subject to certain conditions, into 46,211 shares of common stock, at a price per share of $135.25 per share, a 20% premium to the closing price of the common stock on July 18, 2022, subject to adjustment as set forth in the Certificate of Designations of Preferences, Rights and Limitations for the Series B Preferred Stock (“Series B Certificate of Designations”). On October 1, 2024, the Company agreed, as a condition of a waiver of the Series B Investor’s’ right of first refusal and participation rights in connection with the SEPA, to reduce the conversion price to $5.00 upon stockholder approval.

In addition, in 2022, the Company issued to the Series B Investor 60,000 common stock purchase warrants (the “Series B Warrants”) to purchase up to an aggregate of shares of common stock. In connection with the above referenced waiver, the exercise price of these warrants was reduced to $0.01 per share and an additional 140,000 warrants exercisable for $0.01 per share were issued. The Series B Investor is entitled to exercise the Series B Warrants at any time on or prior to January 19, 2028.

Effective from October 1, 2024, sale of Common Stock as a result of conversion of Series B Preferred Stock and exercise of the new 140,000 warrants is subject to a 12 month lockup, followed by a 12 month leak out where the holder may not sell shares during the lockup period and may sell up to 1/12th of total conversion and warrant exercise shares per month during the leak out.

Common Stock

The Company has one class of common stock, par value $0.001 per share. Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders. As of September 30, 2024 and December 31, 2023, there were 7,649,478 and 2,505,620 shares of common stock outstanding, respectively.

Dividends

Pursuant to the Certificate of Designations, Preferences and Rights of 9.0% Series A Cumulative Perpetual Preferred Stock of the Company, dividends, when, as and if declared by the Board (or a duly authorized committee of the Board), will be payable monthly in arrears on the final day of each month, beginning August 31, 2021. The Board of Directors had not declared any Series A Preferred Stock dividends beginning October 2022 through December 31, 2023, as such the Company has accumulated approximately $8.6 million of dividends in arrears on the Series A Preferred Stock through December 31, 2023, and an additional $2.8 million and $7.1 million of dividends in arrears for the three and nine months ended September 30, 2024 million, for a total of approximately $15.7 million.

The Company’s Series B Preferred Stock included a 10% accruing dividend compounded daily for 12 months from the original issue date of July 20, 2022, and annually thereafter, that may be paid in cash or stock at the Company’s option at the earlier of (i) the date the Series B Preferred Stock is converted, or (ii) the Series B Dividend Termination Date. On August 11, 2023, the Company paid a mandatory dividend on its outstanding Series B Convertible Preferred Stock in the amount of approximately $656 thousand. Pursuant to the Certificate of Designation for the Series B Stock, the Company had the option to pay the dividend in cash or shares of Common Stock. Pursuant to a Dividend Payment Agreement, the Company and the holder of the Series B Stock agreed to satisfy the payment of the dividend through the issuance of 44,000 shares of its Common Stock and 70,300 pre-funded warrants (the “Pre-funded Warrants”). Effective October 1, 2024 the dividend payment obligation has been modified to be annual.

Reservation of Shares

The Company had reserved common shares for future issuance as follows as of September 30, 2024:

Stock options outstanding	3,325
Restricted stock units outstanding	5,692
Warrants outstanding	3,222,446
Common stock available for future equity awards or issuance of options	456,707
Number of common shares reserved	3,688,170

The Company also notes that as of September 30, 2024, there are 14,888 Series A preferred stock available for future equity awards under the 2021 Plan.

Loss per Share

The Company computes basic loss per common share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share reflects the potential dilution, if any, computed by dividing loss by the combination of dilutive common share equivalents, comprised of shares issuable under outstanding investment rights, warrants and the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Dilutive common share equivalents include the dilutive effect of in-the-money stock options, which are calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of a stock option and the amount of compensation cost, if any, for future service that the Company has not yet recognized are assumed to be used to repurchase shares in the current period.

The following table sets forth the reconciliation of the numerators and denominators of the basic and diluted per share computations for operations for the three and nine months ended September 30:

(Dollars in thousands, except shares)	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Numerator:
Net loss	$(8,093)	$(6,016)	$(19,782)	$(22,705)
(Less) Net income (loss) attributable to non-controlling interest	(903)	646	3,535	(206)
Net loss attributable to Soluna Holdings, Inc.	(7,190)	(6,662)	(23,317)	(22,499)
Less: Preferred dividends or deemed dividends	-	(38)	(452)	(421)
Less: Cumulative Preferred Dividends in arrears	(2,786)	(1,722)	(7,117)	(5,166)
Balance	$(9,976)	$(8,422)	$(30,886)	$(28,086)
Denominator:
Basic and Diluted EPS:
Common shares outstanding, beginning of period, including penny warrants	6,878,723	1,189,907	2,592,454	1,061,497
Weighted average common shares issued during the period including penny warrants issued and outstanding as of quarter-end	859,941	222,733	2,555,148	101,192
Denominator for basic earnings per common shares —	7,738,664	1,412,640	5,147,602	1,162,689
Weighted average common shares	(1.29)	(5.96)	(6.00)	(24.16)

The Company notes as continuing operations was in a net loss for the three and nine months ended September 30, 2024 and 2023, as such basic and diluted EPS is the same balance as continuing operations acts as the control amount in which would cause antidilution. Not included in the computation of earnings per share, assuming dilution, for the three and nine months ended September 30, 2024, were options to purchase 3,325 shares of the Company’s common stock, 5,692 nonvested restricted stock units, and 3,222,446 outstanding warrants not exercised which excludes penny warrants that can be potentially exercised. These potentially dilutive items were excluded because the calculation of incremental shares resulted in an anti-dilutive effect.

Not included in the computation of earnings per share, assuming dilution, for the three and nine months ended September 30, 2023, were options to purchase 52,392 shares of the Company’s common stock, 11,907 outstanding restricted stock units, and 1,230,130 outstanding warrants not exercised. These potentially dilutive items were excluded because the calculation of incremental shares resulted in an anti-dilutive effect.

10. Stockholders’ Equity

Preferred Stock

The Company has two series of preferred stock outstanding: the Series A Preferred Stock, with a $25.00 liquidation preference; and the Series B Convertible Preferred Stock, par value $0.0001 per share, with a stated value equal to $100.00 (the “Series B Preferred Stock”). As of December 31, 2023 and December 31, 2022, there were 3,061,245 shares of Series A Preferred Stock issued and outstanding, respectively, and as of December 31, 2023 and December 31, 2022 there was 62,500 shares of Series B Preferred Stock issued and outstanding, respectively.

Series B Preferred Stock

On July 19, 2022, the Company entered into a Securities Purchase Agreement (the “Series B SPA”) with an accredited investor (the “Series B Investor”) pursuant to which the Company sold to the Series B Investor 62,500 shares of Series B Preferred Stock, for a purchase price of $5,000,000. The shares of Series B Preferred Stock are initially convertible, subject to certain conditions, into 46,211 shares of common stock, at a price per share of $135.25 per share, a 20% premium to the closing price of the common stock on July 18, 2022, subject to adjustment as set forth in the Certificate of Designations of Preferences, Rights and Limitations for the Series B Preferred Stock (“Series B Certificate of Designations”).

In addition, on July 19, 2022, the Company issued to the Series B Investor common stock purchase warrants (the “Series B Warrants”) to purchase up to an aggregate of 40,000 shares of common stock at an initial exercise price of $250.00 per share. The Series B Investor is entitled to exercise the Series B Warrants at any time on or after the date that is 180 days following the issue date and on or prior to January 19, 2028. On the closing date of the next public offering of the common stock or other securities, the exercise price of the Series B Warrants is to adjust to a price equal to the lower of (a) the exercise price then in effect, or (b) the price of the warrants issued in the Company’s next public offering, or if no warrants are issued in the Company’s next public offering, 110% of the price per share of the common stock issued in the Company’s next public offering. In addition, upon the Series B Closing, the Series B Investor delivered to the Company for cancellation an outstanding warrant to acquire 40,000 shares of common stock at an exercise price of $287.50 per share previously issued on April 13, 2022, in connection with the Notes.

Common Stock

The Company has one class of common stock, par value $0.001 per share. Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders. As of December 31, 2023 and December 31, 2022, there were 2,505,620 and 747,837 shares of common stock issued and outstanding, respectively.

Dividends

Pursuant to the Certificate of Designations, Preferences and Rights of 9.0% Series A Cumulative Perpetual Preferred Stock of the Company, dividends, when, as and if declared by the Board (or a duly authorized committee of the Board), will be payable monthly in arrears on the final day of each month, beginning August 31, 2021. During the year ended December 31, 2022, the Board declared and paid the Company aggregate dividends on the shares of Series A Preferred Stock of approximately $3.9 million, respectively. The Board of Directors had not declared any Series A Preferred Stock dividends beginning October 2022 through December 31, 2023, as such the Company has accumulated approximately $8.6 million of dividends in arrears on the Series A Preferred Stock through December 31, 2023.

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The Company’s Series B Preferred Stock includes a 10% accruing dividend compounded daily for 12 months from the original issue date of July 20, 2022 that may be paid in cash or stock at the Company’s option at the earlier of (i) the date the Series B Preferred Stock is converted, or (ii) the Series B Dividend Termination Date. On August 11, 2023, the Company paid a mandatory dividend on its outstanding Series B Convertible Preferred Stock in the amount of approximately $656 thousand. Pursuant to the Certificate of Designation for the Series B Stock, the Company had the option to pay the dividend in cash or shares of Common Stock. Pursuant to a Dividend Payment Agreement, the Company and the holder of the Series B Stock agreed to satisfy the payment of the dividend through the issuance of 44,000 shares of its Common Stock and 70,300 prefunded warrants (the “Prefunded Warrants”).

Each Pre-Funded Warrant has been funded to the amount of $.19999, with $0.00001 per share of common stock payable upon exercise, is immediately exercisable, may be exercised at any time until exercised in full and is subject to customary adjustments. The Pre-Funded Warrants may not be exercised if the aggregate number of shares of the Company’s common stock beneficially owned by the holder (together with her affiliates) would exceed 4.99% of the Company’s outstanding Common Stock immediately after exercise. However, the holder may increase (upon 61 days’ prior notice from the holder to the Company) or decrease such percentages, provided that in no event such percentage exceeds 4.99%.

Reservation of Shares

The Company had reserved common shares for future issuance as follows as of December 31, 2023:

Stock options outstanding (1)	52,393
Restricted stock units outstanding (1)	9,612
Warrants outstanding (1)	1,148,269
Common stock available for future equity awards or issuance of options (1)	523,716
Number of common shares reserved	1,733,990

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

The Company also notes that as of December 31, 2023, there are 1,907,188 Series A preferred stock available for future equity awards under the 2021 Plan.

Placement Agent Agreements

On September 13, 2022, the Company entered into a placement agent agreement with Univest Securities LLC (“Univest”) in which all of the 19,464 outstanding warrants held with Univest which were earned through previous equity offerings would be revised to a new exercise price value of $108.25 per warrant.

Additionally, on December 2, 2022, the Company entered into an additional placement agency agreement with, pursuant to which Univest agreed to serve as the exclusive placement agent for the Company on a reasonable best-efforts basis in connection with the December Offering. Pursuant to the additional Placement Agency Agreement, the Company agreed to pay to Univest (i) a fee in shares of Common Stock equal to 7% of the Shares issued and sold in the Offering (excluding any securities that may be issued pursuant to the Options or upon exercise of the Warrants) (the “Placement Agent Shares”), (ii) 17,241 restricted shares of Common Stock in relation to Univest’s role in the underwritten offering that closed on October 26, 2022 (the “October Shares”), and (iii) an additional fee of warrants to purchase the number of shares of Common Stock equal to 7% of the number of Shares issued and sold in the December Offering (excluding any securities that may be issued pursuant to the Options or upon exercise of the Warrants) in the form substantially similar as the Warrants (the “Placement Agent Warrants”, and together with the Placement Agent Shares and the October Shares, the “Placement Agent Securities”), each such issuance to Univest (and/or its designees) subject to and upon obtaining the appropriate approval by stockholders required by the applicable rules and regulations of the Nasdaq. Approval by the shareholders took place during a Special Shareholder meeting on March 10, 2023.